                            SUPPLEMENT TO PROSPECTUS
                                       OF
                DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES
                    DATED MARCH 2, 1998, REVISED MAY 1, 1998

ON MARCH 24, 1998, MORGAN STANLEY, DEAN WITTER, DISCOVER & CO., THE PARENT COMPANY OF THE FUND'S INVESTMENT MANAGER AND TRANSFER AGENT, WAS RENAMED MORGAN STANLEY DEAN WITTER & CO. The current Prospectus reflects the new name.

ON JUNE 22, 1998, DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES WAS RENAMED MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES. All references in the current Prospectus to "Dean Witter Select Dimensions Investment Series" or "the Fund" apply to Morgan Stanley Dean Witter Select Dimensions Investment Series.

ON JUNE 22, 1998, THE DEAN WITTER FUNDS WERE RENAMED THE "MORGAN STANLEY DEAN WITTER FUNDS." All references in the current Prospectus to the "Dean Witter Funds" apply to the Morgan Stanley Dean Witter Funds.

ON JUNE 22, 1998, DEAN WITTER INTERCAPITAL INC., THE FUND'S INVESTMENT MANAGER, WAS RENAMED MORGAN STANLEY DEAN WITTER ADVISORS INC. All references in the current Prospectus to "Dean Witter InterCapital Inc.," "InterCapital" or "the Investment Manager" apply to Morgan Stanley Dean Witter Advisors Inc.

ON MARCH 24, 1998, DEAN WITTER TRUST FSB, THE FUND'S TRANSFER AGENT, WAS RENAMED MORGAN STANLEY DEAN WITTER TRUST FSB. The current Prospectus reflects the new name.

ON JUNE 22, 1998, DEAN WITTER DISTRIBUTORS INC., THE DISTRIBUTOR OF THE OTHER DEAN WITTER FUNDS, WAS RENAMED MORGAN STANLEY DEAN WITTER DISTRIBUTORS INC. All references in the current Prospectus to "Dean Witter Distributors Inc." or "Distributors" apply to Morgan Stanley Dean Witter Distributors Inc.

ON JUNE 22, 1998, DEAN WITTER SERVICES COMPANY INC., A SUBSIDIARY OF INTERCAPITAL THAT PERFORMS CERTAIN ADMINISTRATIVE SERVICES FOR THE FUND, WAS RENAMED MORGAN STANLEY DEAN WITTER SERVICES COMPANY INC. All references in the current Prospectus to "Dean Witter Services Company Inc." or "DWSC" apply to Morgan Stanley Dean Witter Services Company Inc.

June 22, 1998

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